STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
CONDENSED STATEMENTS OF OPERATIONS
Revenue	$ 11,135,303
Operating expenses:
Cost of revenue	5,249,013
Technology	1,837,882
Sales and marketing	2,422,743
Supply development	573,913
Fulfillment	1,363,522
General and administrative	5,613,476
Total operating expenses	17,060,549
Loss from operations	(5,925,246)
Other expense, net
Interest expense	(2,102,681)
Change in fair value of derivative liability on convertible notes	(271,000)
Change in fair value of derivative liability on bridge notes and bridge notes, related parties	1,582,700
Loss on extinguishment of bridge notes and bridge notes, related parties	(2,740,425)
Loss on extinguishment of convertible notes and convertible notes, related parties	(260,185)
Gain on extinguishment of note payable	788,156
Other expense, net	(44,531)
Interest income	11,397
Other expense, net	(3,036,569)
Net loss	$ (8,961,815)
Net loss per share
Basic (in dollars per share) | $ / shares	$ (2.09)
Diluted (in dollars per share) | $ / shares	$ (2.09)
Weighted average shares of common stock outstanding
Basic (in shares) | shares	4,287,424
Diluted (in shares) | shares	4,287,424